Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Issued March 17, 2015 [Member]	Issued March 23, 2017 [Member]	Common Stock [Member]	Common Stock [Member] Issued March 17, 2015 [Member]	Common Stock [Member] Issued March 29, 2016 [Member]	Common Stock [Member] Issued March 23, 2017 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2014	$ 810,564			$ 553				$ 584,808	$ (254)	$ 225,457
Restricted shares issued		$ 1			$ 1
Beginning Balance, (in shares) at Dec. 31, 2014				55,346,613
Restricted shares issued, (in shares)					16,854
Net income	98,094									98,094
Foreign currency translation	(211)								(211)
Share-based compensation plan	1,643							1,643
Ending Balance at Dec. 31, 2015	910,091			$ 554				586,451	(465)	323,551
Ending Balance, (in shares) at Dec. 31, 2015				55,363,467
Restricted shares issued, (in shares)						72,620
Net income	44,638									44,638
Foreign currency translation	178								178
Share-based compensation plan	1,573							1,573
Ending Balance at Dec. 31, 2016	$ 956,480			$ 554				588,024	(287)	368,189
Ending Balance, (in shares) at Dec. 31, 2016	55,436,087			55,436,087
Restricted shares issued			$ 1				$ 1
Restricted shares issued, (in shares)							93,675
Net income	$ 5,310									5,310
Foreign currency translation	10								10
Share-based compensation plan	1,412							1,412
Ending Balance at Dec. 31, 2017	$ 963,213			$ 555				$ 589,436	$ (277)	$ 373,499
Ending Balance, (in shares) at Dec. 31, 2017	55,529,762			55,529,762